BLACKROCK ETF TRUST II

BlackRock Short-Term California Muni Bond ETF

(the “Fund”)

Supplement dated December 11, 2023 to the

Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated November 28, 2023

Effective on or around January 22, 2024, the following changes are made to the Fund’s Prospectus and SAI, as applicable:

The following is added as the sixth paragraph of the section of the Prospectus entitled “Management—Conflicts of Interest”:

Under an ETF Services Agreement, the Fund has retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL will retain a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank, N.A. (“Citibank”) on the design and development of the ETF Services platform. Citibank may have, or from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.

The section of the SAI entitled “Management—Potential Conflicts of Interest” is amended to add the following paragraph after the paragraph stating that “BlackRock may not serve as an Authorized Participant in the creation and redemption of the Fund and other BFA-advised ETFs”:

Under an ETF Services Agreement, the Fund has retained BlackRock Investments, LLC, an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL will retain a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank, N.A. (“Citibank”) on the design and development of the ETF Services platform. Citibank may have, or from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.

The section of the SAI entitled “Creation and Redemption of Creation Units—Costs Associated with Creation Transactions” is deleted in its entirety and replaced with the following:

Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Fund has retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by the Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different BlackRock-advised funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a fund’s Creation Basket, among other variables. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth an estimate of the creation transaction fee for a Creation Unit based on data as of December 1, 2023. The actual fee charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.

If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth the Fund’s estimated creation transaction fee based on data as of December 1, 2023 and maximum additional charge (as described above):

Standard Creation Transaction Fee*	Maximum Additional Charge**
$347.50	3%

*	Estimated fee.
**	As a percentage of the net asset value per Creation Unit.

The section of the SAI entitled “Creation and Redemption of Creation Units—Costs Associated with Redemption Transactions” is deleted in its entirety and replaced with the following:

Costs Associated with Redemption Transactions. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. As described above, under an ETF Services Agreement, the Fund has retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different BlackRock-advised funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a fund’s Redemption Basket, among other variables. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth an estimate of the redemption transaction fee for a Creation Unit based on data as of December 1, 2023. The actual fee charged to an Authorized Participant in connection with a redemption order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.

If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Fund Securities from the Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth the Fund’s estimated redemption transaction fee based on data as of December 1, 2023 and maximum additional charge (as described above):

Standard Redemption Transaction Fee*	Maximum Additional Charge**
$347.50	2%
*	Estimated fee.
**	As a percentage of the net asset value per Creation Unit.

Shareholders should retain this Supplement for future reference.

PRS-CA-ETF-1223SUP